Leases - Components of lease expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance lease cost:
Amortization of assets	¥ 31,512	¥ 0	¥ 0
Interest of lease liabilities	32,985	0	0
Operating lease cost	1,611,726	1,059,148	698,280
Short-term lease cost	146,184	108,689	54,683
Total	¥ 1,822,407	¥ 1,167,837	¥ 752,963